Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 157,065,918	$ 141,274,248
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,825,085	10,610,576
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	148,240,833	130,663,672
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	157,065,918	141,274,248
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,825,085	10,610,576
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	148,240,833	130,663,672
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	157,065,918	141,274,248
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,825,085	10,610,576
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	148,240,833	130,663,672
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0